Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Total	€ 1	€ 7	€ 2
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness fair value hedges	1	5	3
Total	1	7	2
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	51	(62)	(113)
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	2	(8)	15
Hedged item [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges		2
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ (1)	€ 13	€ (12)